Supplemental disclosures to the consolidated statements of cash flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Six months ended June 30,
	2012	2011
Net cash provided by operating activities included:
Cash payments for interest	$54,306	$38,372
Interest capitalized	(1,927)	(1,195)

Cash payments for interest, net of amounts capitalized	$52,379	$37,177

Cash (receipts) payments for income taxes	$155	$—
Non-cash investing activities included:
Asset retirement costs capitalized	$416	$242
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$39,418	$(4,920)

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2011	2010	2009
Net cash provided by operating activities included:
Cash payments for interest	$85,222	$67,529	$86,778
Interest capitalized	(2,379)	(2,036)	(836)

Cash payments for interest, net of amounts capitalized	$82,843	$65,493	$85,942

Cash (receipts) payments for income taxes	$179	$(21)	$(23)
Non-cash investing activities included:
Asset retirement costs capitalized	$2,522	$1,488	$1,322
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$(14,667)	$25,773	$(27,511)
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$2,640	$—	$—